Annual Fund Operating Expenses - Modern Capital Tactical Income Fund	Jul. 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	2.50%	[1]
Expenses (as a percentage of Assets)	3.91%
Class ADV Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	2.50%	[1]
Expenses (as a percentage of Assets)	3.91%

[1]	The acquired fund fees and expenses are the indirect costs of investing in other investment companies. The acquired fund fees and expenses are estimated.